UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  JUNE 30, 2007
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Check here if Amendment [   ]; Amendment Number:
                                                 -------------
         This Amendment (Check only one.):  [    ] is a restatement.
                                            [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SOCRATIC FUND MANAGEMENT, L.P.
Address:   101 JFK PARKWAY
           SHORT HILLS, NEW JERSEY 07078


Form 13F File Number:  28-11634
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      JONATHAN W. GIBSON
           ----------------------------------
Title:     Managing Member of the reporting

           MANAGER'S GENERAL PARTNER
Phone:     (973) 921-4700
           ---------------------------------

Signature, Place, and Date of Signing:

/S/JONATHAN W. GIBSON              SHORT HILLS, NEW JERSEY             4/26/07
---------------------              -----------------------             -------
    [Signature]                         [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. {Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
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Form 13F Information Table Entry Total:              18
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Form 13F Information Table Value Total:           142,377
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                                                 (thousands)

List of Other Included Managers:                None
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

Column 1                       Column 2   Column 3  Column 4            Column 5           TO BE COMPLETED BY INVESTMENT MANAGER
----------------------------------------------------------------------------------------------------------------------------------
                                                                Share/
                               Title of              Value X     Prn      Share/  Put/   Investment   Other      Voting Authority
Name of Issuer                  Class      Cusip      $1000     Amount     Prn    Call   Discretion  Managers   Sole  Shared  None
----------------------------------------------------------------------------------------------------------------------------------

ALPHA NATURAL RESOURCES
  LLC CMN                      COM       02076X102     8,316     400,000    SH              SOLE       No        X
AURORA OIL & GAS CORP CMN      COM       052036100     7,646   3,589,550    SH              SOLE                 X
CANADIAN NATURAL
  RESOURCES CMN                COM       136385101     5,700      85,915    SH              SOLE                 X
ENERGYSOUTH INC CMN            COM       292970100    19,379     379,984    SH              SOLE                 X
ENTERGY CORPORATION CMN        COM       29364G103     5,367      50,000    SH              SOLE                 X
EVERGREEN SOLAR INC CMN        COM       30033R108     4,001     430,200    SH              SOLE                 X
FORDING CANADIAN COAL
  TRUST CMN                    COM       345425102     4,911     150,000    SH              SOLE                 X
HELIX ENERGY SOLUTNS
  GROUP INC CMN                COM       42330P107    17,960     450,000    SH              SOLE                 X
INPUT/OUTPUT INC CMN           COM       457652105     3,122     200,000    SH              SOLE                 X
INTERNATIONAL COAL
  GROUP INC. CMN               COM       45928H106     4,485     750,000    SH              SOLE                 X
JAMES RIVER COAL
  COMPANY CMN                  COM       470355207     5,832     450,000    SH              SOLE                 X
OCCIDENTAL PETROLEUM
  CORP CMN                     COM       674599105     5,802     100,246    SH              SOLE                 X
SCHLUMBERGER LTD CMN           COM       806857108    12,741     150,000    SH              SOLE                 X
SMITH INTERNATIONAL
  INC CMN                      COM       832110100     4,398      75,000    SH              SOLE                 X
SPECTRA ENERGY CORP CMN        COM       847560109     6,490     250,000    SH              SOLE                 X
SUNCOR ENERGY INC CMN          COM       867229106     4,046      45,000    SH              SOLE                 X
NOBLE CORPORATION CMN          COM       G65422100     9,752     100,000    SH              SOLE                 X
WEATHERFORD INTERNATIONAL,
  LTD CMN                      COM       G95089101    12,429     225,000    SH              SOLE                 X
                                                   ---------

                                                     142,377
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